Non-cash stock-based compensation (Tables)	6 Months Ended
Jun. 30, 2026
Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of assumptions Vesting Details

The weighted-average fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows for the six-month periods ended June 30, 2025 and June 30, 2026:

For the six-month period ended June 30,
2025	2026

Weighted-Average fair values of stock options granted	0.87€	2.02€
Assumptions:
Risk-free interest rate	2.78% - 2.95%	2.92% - 3.24%
Share entitlement per options	1	1
Exercise price	1.26€ - 1.56€	3.12€ - 3.49€
Underlying stock price at grant date	1.26€-1.52€	2.97€-3.38€
Expected volatility	65.0%- 65.9%	71.3%- 71.9%
Expected term (in years)	5.93 - 6.12	5.93 - 6.17
Vesting conditions	Performance & Service	Performance & Service
Vesting period	Graded	Graded

Summary of Information on Stock Option Activity

Stock option activity was as follows:

	Options Outstanding	Weighted-Average Exercise Price Per Share (in €)	Remaining Average contractual Life (in years)

Balance as of January 1, 2025	12,519,294	16.16	4.6
Granted	6,193,533	1.44	-
Exercised	-	-	-
Forfeited or Expired	(1,409,323)	36.87	-

Balance as of June 30, 2025	17,303,505	9.20	6.4

Balance as of January 1, 2026	16,040,242	7.71	6.4
Granted	5,428,363	3.34	-
Exercised	(111,821)	1.56	-
Forfeited or Expired	(1,823,547)	17.06	-

Balance as of June 30, 2026	19,533,237	5.66	7.3

Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Information on Stock Option Activity

Warrants activity was as follows:

	Warrants Outstanding	Weighted-Average Exercise Price Per Share (in €)	Remaining Average Useful Life (in years)

Balance as of January 1, 2025	338,875	26.69	1.4
Granted	-	-	-
Exercised	-	-	-
Forfeited or Expired	(50,000)	- 38.45	-

Balance as of June 30, 2025	288,875	24.70	1.0

Balance as of January 1, 2026	169,500	14.25	4.8
Granted	-	-	-
Exercised	-	-	-
Forfeited or Expired	(26,500)	27.37	-

Balance as of June 30, 2026	143,000	11.82	5.2

Free Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number and Weighted Average Fair Value at Measurement Date, Other Equity Instruments Granted

Free shares activity was as follows:

	Number of Free shares Outstanding	Weighted-Average Grant Date Fair Value (in €)

Unvested balance as of January 1, 2025	509,295	2.84
Granted	-	-
Vested	(231,356)	2.63
Cancelled	(13,894)	2.91

Unvested balance as of June 30, 2025	264,045	3.01

Unvested balance as of January 1, 2026	251,946	3.02
Granted	-	-
Vested	(246,749)	3.02
Cancelled	(5,197)	3.02

Unvested balance as of June 30, 2026	-	-